Equity and other equity items (Tables)	12 Months Ended
Mar. 31, 2022
Disclosure Of Share Capital Reserves And Other Equity Interest [Abstract]
Summary of Shareholder's Equity and Short-term and Long-term Debt

	Yen in millions
	March 31,
	2021	2022
Toyota Motor Corporation Shareholders’ equity	23,404,547	26,245,969
Short-term and long-term debt	25,659,635	26,496,358

Disclosure of Classes of Share Capital
The changes in the shares of common stock issued are as follows:

	For the years ended March 31,
	2020	2021	2022
Common stock issued:

Balance at beginning of year	3,262,997,492	3,262,997,492	3,262,997,492
Changes during the year	—	—	13,051,989,968

Balance at end of year	3,262,997,492	3,262,997,492	16,314,987,460

Disclosure of Matters Relating to Reissuance
Details of matters relating to reissuance -

Number of common shares reissued	3,269,500 shares
Amount of reissuance	¥24,181 million
Details of matters relating to reissuance -

Number of common shares reissued	29,730,900 shares
Amount of reissuance	¥199,999 million

Disclosure of Matters Relating to Repurchase
Details of matters relating to repurchase -

Number of common shares repurchased	69,532,900 shares
Total purchase price for repurchase of shares	¥500,139 million
Details of matters relating to repurchase -

Number of common shares repurchased	96,196,900 shares
Total purchase price for repurchase of shares	¥400,000 million
Details of matters relating to repurchase -

Number of common shares repurchased	2,111,000 shares
Total purchase price for repurchase of shares	¥4,607 million

Disclosure Of Detailed Information About Other Components Of Equity

Other components of equity are as follows:

	Yen in millions
	Net changes in revaluation of financial assets measured at fair value through other comprehensive income	Remeasurements of defined benefit plans	Exchange differences on translating foreign operations	Total
Balance at April 1, 2019	1,016,035	—	—	1,016,035

Other comprehensive income, net of tax	(58,946)	(54,176)	(395,523)	(508,645)
Reclassification to retained earnings	(4,935)	55,580	—	50,644
Other comprehensive income for the period attributable to non-controlling interests	1,916	(1,404)	27,002	27,514

Balance at March 31 , 2020	954,070	—	(368,520)	585,549

Other comprehensive income, net of tax	380,814	221,409	410,253	1,012,476
Reclassification to retained earnings	(31,321)	(219,047)	—	(250,369)
Other comprehensive income for the period attributable to non-controlling interests	(8,211)	(2,362)	(29,357)	(39,930)

Balance at March 31, 2021	1,295,351	—	12,375	1,307,726

Other comprehensive income, net of tax	(103,131)	151,243	1,095,017	1,143,129
Reclassification to retained earnings	(59,110)	(149,602)	—	(208,712)
Other comprehensive income for the period attributable to non-controlling interests	1,561	(1,640)	(38,810)	(38,889)

Balance at March 31, 2022	1,134,671	—	1,068,583	2,203,254

Disclosure Of Detailed Information About Other Comprehensive Income And The Corresponding Tax Benefits
The breakdown of other comprehensive income and the corresponding tax benefits (including non-controlling
interests) are as follows:

	Yen in millions
	For the year ended March 31, 2020
	Before tax	Tax effect	After tax
Items that will not be reclassified to profit (loss)
Net changes in revaluation of financial assets measured at fair value through other comprehensive income

Amount incurred during the year	(353,261)	109,409	(243,853)

Net changes	(353,261)	109,409	(243,853)

Remeasurements of defined benefit plans
Amount incurred during the year	(48,426)	5,026	(43,399)

Net changes	(48,426)	5,026	(43,399)

Shares of other comprehensive income of equity method investees
Amount incurred during the year	62,568	—	62,568

Net changes	62,568	—	62,568

Items that may be reclassified subsequently to profit (loss)
Exchange differences on translating foreign operations
Amount incurred during the year	(390,427)	—	(390,427)
Reclassification to profit (loss)	28,329	—	28,329

Net changes	(362,098)	—	(362,098)
Net changes in revaluation of financial assets measured at fair value through other comprehensive income
Amount incurred during the year	141,795	(43,367)	98,427
Reclassification to profit (loss)	20,380	(5,417)	14,963

Net changes	162,174	(48,784)	113,390

Shares of other comprehensive income of equity method investees
Amount incurred during the year	(35,253)	—	(35,253)
Reclassification to profit (loss)	—	—	—

Net changes	(35,253)	—	(35,253)

Total other comprehensive income	(574,296)	65,651	(508,645)

	Yen in millions
	For the year ended March 31, 2021
	Before tax	Tax effect	After tax
Items that will not be reclassified to profit (loss)
Net changes in revaluation of financial assets measured at fair value through other comprehensive income
Amount incurred during the year	560,225	(172,798)	387,427

Net changes	560,225	(172,798)	387,427

Remeasurements of defined benefit plans
Amount incurred during the year	311,360	(95,087)	216,272

Net changes	311,360	(95,087)	216,272

Shares of other comprehensive income of equity method investees
Amount incurred during the year	80,472	—	80,472

Net changes	80,472	—	80,472

Items that may be reclassified subsequently to profit (loss)
Exchange differences on translating foreign operations
Amount incurred during the year	403,636	—	403,636
Reclassification to profit (loss)	—	—	—

Net changes	403,636	—	403,636

Net changes in revaluation of financial assets measured at fair value through other comprehensive income
Amount incurred during the year	(119,441)	35,938	(83,503)
Reclassification to profit (loss)	—	—	—

Net changes	(119,441)	35,938	(83,503)

Shares of other comprehensive income of equity method investees
Amount incurred during the year	8,172	—	8,172
Reclassification to profit (loss)	—	—	—

Net changes	8,172	—	8,172

Total other comprehensive income	1,244,424	(231,947)	1,012,476

	Yen in millions
	For the year ended March 31, 2022
	Before tax	Tax effect	After tax
Items that will not be reclassified to profit (loss)
Net changes in revaluation of financial assets measured at fair value through other comprehensive income
Amount incurred during the year	(71,641)	22,399	(49,242)

Net changes	(71,641)	22,399	(49,242)

Remeasurements of defined benefit plans
Amount incurred during the year	188,239	(51,989)	136,250

Net changes	188,239	(51,989)	136,250

Shares of other comprehensive income of equity method investees
Amount incurred during the year	113,641	—	113,641

Net changes	113,641	—	113,641

Items that may be reclassified subsequently to profit (loss)
Exchange differences on translating foreign operations
Amount incurred during the year	902,844	—	902,844
Reclassification to profit (loss)	—	—	—

Net changes	902,844	—	902,844

Net changes in revaluation of financial assets measured at fair value through other comprehensive income
Amount incurred during the year	(220,711)	66,536	(154,175)
Reclassification to profit (loss)	1	(0)	1

Net changes	(220,710)	66,536	(154,174)

Shares of other comprehensive income of equity method investees
Amount incurred during the year	193,811	—	193,811
Reclassification to profit (loss)	—	—	—

Net changes	193,811	—	193,811

Total other comprehensive income	1,106,184	36,945	1,143,129

Disclosure Of Detailed Information About Dividends Paid
For the year ended March 31, 202
0

Resolution	Type of shares	Total amount of dividends (yen in millions)	Dividend per share (yen)	Record date	Effective date
The Board of Directors Meeting on May 8, 2019	Common shares	339,893	120.00	March 31, 2019	May 24, 2019

The Board of Directors Meeting on November 7, 2019	Common shares	278,908	100.00	September 30, 2019	November 27, 2019
For the year ended March 31, 202
1

Resolution	Type of shares	Total amount of dividends (yen in millions)	Dividend per share (yen)	Record date	Effective date
The Board of Directors Meeting on May 12, 2020	Common shares	331,938	120.00	March 31, 2020	May 28, 2020

The Board of Directors Meeting on November 6, 2020	Common shares	293,576	105.00	September 30, 2020	November 27, 2020
For the year ended March 31, 2022

Resolution	Type of shares	Total amount of dividends (yen in millions)	Dividend per share (yen)	Record date	Effective date
The Board of Directors Meeting on May 12, 2021	Common shares	377,453	135.00	March 31, 2021	May 28, 2021

The Board of Directors Meeting on November 4, 2021	Common shares	332,419	120.00	September 30, 2021	November 25, 2021
Dividends of which record date falls within the year ended March 31, and effective date is after the year ended March 31 are as follows:
For the year ended March 31, 2022

Resolution	Type of shares	Total amount of dividends (yen in millions)	Dividend per share (yen)	Record date	Effective date
The Board of Directors Meeting on May 11, 2022	Common shares	385,792	28.00	March 31, 2022	May 27, 2022